SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements of the Company and subsidiaries (collectively referred to as “the Group”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

a.   Basis of preparation of the financial statements

The consolidated financial statements, except for the consolidated statements of cash flows, are prepared on the accrual basis. The measurement basis used is historical cost, except for certain accounts which are measured using the basis mentioned in the relevant notes herein.

The consolidated statements of cash flows are prepared using the direct method and present the changes in cash and cash equivalents from operating, investing, and financing activities.

Figures in the consolidated financial statements are presented and rounded to billions of Indonesian rupiah (“Rp”), unless otherwise stated. For the figures in the consolidated financial statements which still contain values but below Rp1 billion, are presented with zeros.

The consolidated financial statements provide comparative information in respect of the previous period.

On January 1, 2019, the Group adopted new and revision of IFRS which effective from that date. Changes to the Group's accounting policies have been made as required, in accordance with the transitional requirement in each standard and interpretation.

These ammendments had no material impact on the consolidated financial statements of the Group:

•	IFRIC Interpretation 23: Uncertainty over Income Tax Treatments
•	Ammendments to IFRS 9: Prepayment Features with Negative Compensation
•	Ammendments to IAS 19: Plan Ammendment, Curtailment, or Settlement
•	Ammendments to IAS 28: Long-term interests in associates and joint ventures
•	Annual Improvements IFRS 3: Business Combination
•	Annual Improvements IFRS 11: Joint Arrangements
•	Annual Improvements IAS 12: Income Tax
•	Annual Improvements IAS 23: Borrowing Costs

b.   Principles of consolidation

The consolidated financial statements consist of the financial statements of the Company and the subsidiaries over which it has control. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has the power over the investee, exposure or rights, to variable returns from its involvement with the investee, and the ability to use its power over the investee to affect its returns.

Generally, there is a presumption that majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

i.	The contractual arrangement with the other vote holders of the investee,
ii.	Rights arising from other contractual arrangements, and
iii.	The Group's voting rights and potential voting rights.

The Group re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Assets, liabilities, income, and expenses, of a subsidiary acquired or disposed of during the year are included in the consolidated statements of profit or loss and other comprehensive income from the date the Group gains financial control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

All intra-Group assets and liabilities, equity, income, expenses, and cash flow relating to transactions within Group are eliminated in full on consolidation.

In case of loss of control over a subsidiary, the Group:

•	derecognized the assets (including goodwill) and liabilities of the subsidiary at the carrying amounts on the date when it loses control;
•	derecognized the carrying amounts of any non-controlling interests of its former subsidiary on the date when it loses control;
•	recognized the fair value of the consideration received (if any) from the transaction, events, or condition that caused the loss of control;
•	recognized the fair value of any investment retained in the subsidiary at fair value on the date of loss of control;
•	recognized any surplus or deficit in profit or loss that is attributable to the Group.

c.   Transactions with related parties

The Group has transactions with related parties. The definition of related parties used is in accordance with International Accounting Standards (“IAS”) 24, Related Party Disclosures. The party which is considered a related party is a person or entity that is related to the entity that is preparing its financial statements.

Key management personnel are identified as the persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director (whether executive or otherwise) of the Group. The related party status extends to the key management of the subsidiaries to the extent they direct the operations of subsidiaries with minimal involvement from the Company’s management.

d.   Business combinations and goodwill

Business combination is accounted for using the acquisition method. The consideration transferred is measured at fair value, which is the aggregate of the fair value of the assets transferred, liabilities incurred or assumed and the equity instruments issued in exchange for control of the acquiree. For each business combination, non-controlling interest is measured at fair value or at the proportionate share of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis. Acquisition-related costs are expensed as incurred. The acquiree’s identifiable assets and liabilities are recognized at their fair values at the acquisition date.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed, and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

When the determination of consideration from a business combination includes contingent consideration, it is measured at its fair value on acquisition date. Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss when adjustments are recorded outside the measurement period. Changes in the fair value of the contingent consideration that qualify as measurement-period adjustments are adjusted retrospectively, with corresponding adjustments made against goodwill. Measurement-period adjustments are adjustments that arise from additional information obtained during the measurement period, which cannot exceed one year from the acquisition date, about facts and circumstances that existed at the acquisition date.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group shall report in its consolidated financial statements provisional amounts for the items for which the accounting is incomplete. During the measurement period, the Group shall retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. The measurement period ends immediately after the Company receives the information about the facts and circumstances that existed at the acquisition date or learns that additional information cannot be obtained. However, the measurement period must not exceed one year from the date of acquisition.

In a business combination achieved in stages, the acquirer remeasures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss, if any, in profit or loss.

Business combination between businesses or entities under common control does not result in a change of the economic substance of the ownership of assets, liabilities, shares or other instruments of ownership, which are exchanged, assets or liabilities transferred are recorded at book value using the pooling-of-interests method. The excess of consideration paid or received over the carrying value of interest acquired or sold, net of income tax, is directly recognized to retained earnings.

e.   Cash and cash equivalents

Cash and cash equivalents comprises cash on hand, cash in banks and all unrestricted time deposits with original maturities of three months or less at the time of placement.

Time deposits with maturities of more than three months but not more than one year are presented as part of “Other Current Financial Assets” in the consolidated statements of financial position (Note 2t).

f.   Investments in associated companies

An associate is an entity over which the Group (as investor) has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but does not include control or joint control over those operating policies. The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries.

The Group’s investments in its associates are accounted for using the equity method.

Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the investor’s share of the net assets of the associate since the acquisition date. On acquisition of the investment, any difference between the cost of the investment and the entity’s share of the net fair value of the investee’s identifiable assets and liabilities is accounted for as follows:

i.    Goodwill relating to an associate or a joint venture is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

ii.   Any excess of the entity’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the entity’s share of the associate or joint venture’s profit or loss in the period in which the investment is acquired.

The consolidated statements of profit or loss and other comprehensive income reflect the Group’s share of the results of operations of the associate. Any change in the other comprehensive income of the associate is presented as part of other comprehensive income. In addition, when there has been a change recognized directly in the equity of the associate, the Group recognizes its share of the change in the consolidated statements of changes in equity. Unrealized gain and losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.

The Group determines at each reporting date whether there is any objective evidence that the investments in associated companies are impaired. If there is, the Group calculates and recognizes the amount of impairment as the difference between the recoverable amount of the investments in the associated companies and their carrying value.

These assets are included in “Long-term Investments” in the consolidated statements of financial position.

For the reporting purpose of investment in associated companies  using the equity method, the assets and liabilities as of the statement of financial position date with functional currency other than Rupiah  are translated into Indonesian Rupiah using the rate of exchange prevailing at that date, while revenues and expenses are translated into Indonesian rupiah at the average rates of exchange for the year. The resulting translation adjustments are reported as part of “translation adjustment” in the equity section of the consolidated statements of financial position.

g.   Trade and other receivables

Trade and other receivables are recognized initially at fair value and subsequently measured at amortized cost, less a loss allowance based on lifetime expected credit losses at each reporting date. The Group has established a credit provision methodology that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. Receivables are written off in the year they are determined to be uncollectible (Note 2t).

h.   Inventories

Inventories consist of components, which are subsequently expensed upon use. Components represent telephone terminals, cables, and other spare parts. Inventories also include Subscriber Identification Module (“SIM”) cards, handsets, wireless broadband modems and blank prepaid vouchers, which are expensed upon sale.

The costs of inventories consist of the purchase price, import duties, other taxes, transport, handling, and other costs directly attributable to their acquisition. Inventories are recognized at the lower of cost and net realizable value. Net realizable value is the estimate of selling price less the expected costs to sell.

Cost is determined using the weighted average method.

The amounts of any write-down of inventories below cost to net realizable value and all losses of inventories are recognized as an expense in the period in which the write-down or loss occurs. The amount of any reversal of any write-down of inventories, arising from an increase in net realizable value, is recognized as a reduction in the amount of general and administrative expenses in the year in which the reversal occurs.

Provision for obsolescence is primarily based on the estimated forecast of future usage of these inventory items.

i.    Prepaid expenses

Prepaid expenses are amortized over their future beneficial periods using the straight-line method.

j.    Assets held for sale

Assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell.

Assets that meet the criteria to be classified as held for sale are reclassified from property and equipment and depreciation on such assets is ceased.

k.   Intangible assets

Intangible assets mainly consist of software. Intangible assets are recognized if it is highly probable that the expected future economic benefits that are attributable to each asset will flow to the Group, and the cost of the asset can be reliably measured.

Intangible assets are stated at cost less accumulated amortization and impairment losses, if any. Intangible assets are amortized over their estimated useful lives. The Group estimates the recoverable value of its intangible assets. When the carrying amount of an intangible asset exceeds its estimated recoverable amount, the asset is written down to its estimated recoverable amount.

Intangible assets except goodwill are amortized using the straight-line method, based on the estimated useful lives of the intangible assets as follows:

Years
Software	3-6
License	3-20
Other intangible assets	1-30

Intangible assets are derecognized on disposal, or when no further economic benefits are expected, either from further use or from disposal. The difference between the carrying amount and the net proceeds received from disposal is recognized in the consolidated statements of profit or loss and other comprehensive income.

l.    Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses, if any.

The cost of an item of property and equipment includes: (a) purchase price, (b) any costs directly attributable to bringing the asset to its location and condition, and (c) the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Each part of an item of property and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately.

Property and equipment are depreciated or amortized using the straight-line method based on the estimated useful lives of the assets as follows:

Years
Land rights	50
Buildings	15-40
Leasehold improvements	2-15
Switching equipment	3-15
Telegraph, telex and data communication equipment	5-15
Transmission installation and equipment	3-25
Satellite, earth station and equipment	3-20
Cable network	5-25
Power supply	3-20
Data processing equipment	3-20
Vehicles	4-8
Other telecommunication peripherals	5
Office equipment	2-5
Customer Premises Equipment (“CPE”) assets	4-5
Other equipment	2-5

Significant expenditures related to leasehold improvements are capitalized and depreciated over the lease term.

The depreciation method, useful life and residual value of an asset are reviewed at least at each financial year-end and adjusted, if appropriate. The residual value of an asset is the estimated amount that the Group would currently obtain from disposal of the asset, after deducting the estimated costs of disposal, if the asset is already of the age and in the condition expected at the end of its useful life.

Property and equipment acquired in exchange for a non-monetary asset or for a combination of monetary and non-monetary assets are measured at fair value unless, (i) the exchange transaction lacks commercial substance; or (ii) the fair value of neither the asset received nor the asset given up is measured reliably.

Major spare parts and standby equipment that are expected to be used for more than 12 months are recorded as part of property and equipment.

When assets are retired or otherwise disposed of, their cost and the related accumulated depreciation are derecognized from the consolidated statements of financial position and the resulting gains or losses on the disposal or sale of the property and equipment are recognized in the consolidated statements of profit or loss and other comprehensive income.

Certain computer hardware cannot be used without the availability of certain computer software. In such circumstance, the computer software is recorded as part of the computer hardware. If the computer software is independent from its computer hardware, it is recorded as part of intangible assets.

The cost of maintenance and repairs are charged to the consolidated statements of profit or loss and other comprehensive income as incurred. Significant renewals and betterments are capitalized.

Property under construction is stated at cost until the construction is completed, at which time it is reclassified to the property and equipment account to which it relates. During the construction period until the property is ready for its intended use or sale, borrowing costs, which include interest expense and foreign currency exchange differences incurred on loans obtained to finance the construction of the asset, as long as it meets the definition of a qualifying asset are, capitalized in proportion to the average amount of accumulated expenditures during the period. Capitalization of borrowing cost ceases when the construction is completed and the asset is ready for its intended use or sale.

m.  Leases

Accounting policy for leases applied from January 1, 2019

IFRS 16 sets out a comprehensive model for identification of lease agreements and its treatment in the financial statements of both lessees and lessors. IFRS 16 introduces a control model for the identification of leases, distinguishing between leases and service contracts on the basis of whether there is an identified asset controlled by the customer.

The Group adopted IFRS 16 as at January 1, 2019 using the modified retrospective method by recognizing the cumulative effect of initially applying IFRS 16 as an adjustment to the opening balance of equity at January 1, 2019. Accordingly, the comparative information presented for 2018 has not been restated and it is presented, as previously reported, under IAS 17 and the related interpretations.

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The lease term corresponds to the non-cancellable period of each contract, except in cases where the Group is reasonably certain of exercising renewal options contractually foreseen.

The Group has made use of the package of practical expedients available under the transition guidance within IFRS 16, which among other things:

•	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics;
•	the accounting for operating leases with a remaining lease term of less than 12 months as at 1 January 2019 as short-term leases;
•	the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application;
•	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease;
•	apply IFRS 16 to leases that were previously identified under IAS 17 and IFRIC 4, and not to apply IFRS 16 to those that were not previously identified under these two standards;
•	not to separate non-lease components from lease components, and instead, account for both as a single lease component; and
•

not to recognize a lease liability and a Right-of-Use (“ROU”) asset for leases where the underlying assets are low-value assets (i.e. underlying assets with a maximum value of USD5,000 or IDR50 million when new).

IFRS 16 also permits the Group not to reassess the Group prior conclusions about lease identification, lease classification and the Group has elected to carry forward the historical lease assessments and relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease. The Group applies the definition of a lease and related guidance set out in IFRS 16 to all lease contracts entered into or modified on or after January 1, 2019.

i.The Group as Lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and ROU assets representing the right to use the underlying assets.

The Group recognizes ROU assets at the commencement date of the lease. ROU assets are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of ROU assets includes the amount of lease liabilities recognized, initial direct costs incurred, restoration costs and lease payments made at or before the commencement date less any lease incentives received.

ROU assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Years
Land rights	50
Buildings	15-40
Transmission installation and equipment	3-25
Power supply	3-20
Vehicles	4-8
Others	2-25

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The ROU assets are subject to impairment in accordance with IAS 36 Impairment of Assets.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying asset.

Short-term leases with a duration of less than 12 months, short-term lease ends within 12 months after January 1, 2019 and low-value leases, as well as those lease elements, partially or totally not complying with the principles of recognition defined by IFRS 16 will be treated similarly to operating leases. The Group will recognize those lease payments on a straight-line basis over the lease term in the consolidated statements of profit or loss and other comprehensive income.

ii.The Group as Lessor

Under IFRS 16, a lessor continues to classify leases as either finance leases or operating leases and account for those two types of leases differently. Leases in which the Group transfers substantially all the risks and rewards incidental to ownership of an asset are classified as finance leases, otherwise it will be classified as an operating leases. Lease classification is made at the inception date and is reassessed only if there is a lease modification.

At the commencement date, the Group recognizes assets held under a finance lease at an amount equal to the net investment in the lease and present it as finance lease receivable. The net investment in the lease include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and residual value guarantees provided to the lessor by the lessee. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the lessee and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.

As required by IFRS 9, an allowance for expected credit loss has been recognized on the finance lease receivables.

Rental income arising from operating leases is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

If an arrangement contains lease and non-lease components, the Group applies IFRS 15 Revenue from Contracts with Customers to allocate the consideration in the contract.

Accounting policy for leases applied until December 31, 2018

i.As lessee

A lease is classified at the commencement date as a finance lease or operating lease. A lease that transfers substantially all the risks and benefits associated with ownership of shares to the Group is classified as a finance lease.

The finance lease is capitalized at the beginning of lease terms at the fair value of the leased assets or, if lower, present value of the minimum lease payment. Lease payments are apportioned between the finance charge and rental expenses. The finance charge is allocated to each period during the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability. Financial charges are recognized as finance costs in profit or loss.

The Group did not change the initial carrying amounts of recognized assets and liabilities at the date of initial application for leases previously classified as finance leases (i.e. the ROU assets and lease liabilities equal the lease assets and liabilities recognized under IAS 17). The requirements of IFRS 16 were applied to these leases from January 1, 2019.

Leased assets are depreciated based on the useful lives. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease terms, the leased assets are fully depreciated over the shorter of the lease terms and their economic useful lives.

Operating leases are leases other than finance leases. Payments are charged under operating leases are recognized as an expense in profit or loss on a straight-line basis over the lease period.

ii.As lessor

Leases where the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. The initial direct costs incurred in negotiating and arranging operating leases are added to the carrying value of the leased assets and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as income in the period in which they are earned.

n.  Trade payables

Trade payables are obligations to pay for goods and/or services that have been acquired from suppliers in the ordinary course of business. Trade payables are classified as current liabilities if the payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

o.   Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of profit or loss and other comprehensive income over the period of the borrowings using the effective interest method.

Fees paid on obtaining loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facilities will be drawn down. In this case, the fee is deferred until the drawdown occurs. To the extent there is no evidence that it is probable that some or all of the facilities will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facilities to which it relates.

p.   Foreign currency translations

The functional currency and the reporting currency of the Group are both the Indonesian rupiah, except for the functional currency of Telekomunikasi Indonesia International Ltd., Hong Kong, Telekomunikasi Indonesia International Pte. Ltd., Singapore, Telekomunikasi Indonesia International Inc., USA, and Telekomunikasi Indonesia International S.A., Timor Leste whose functional currency is U.S. dollar, Telekomunikasi Indonesia International, Pty. Ltd., Australia whose functional currency is Australian dollar, and TS Global Network Sdn. Bhd., and Telekomunikasi Indonesia International Sdn. Bhd. whose functional currency is Malaysian ringgit. Transactions in foreign currencies are translated into Indonesian rupiah at the rates of exchange prevailing at transaction date. At the consolidated statements of financial position dates, monetary assets and liabilities denominated in foreign currencies are translated into Indonesian rupiah based on the buy and sell rates quoted by Reuters prevailing at the consolidated statements of financial position dates, as follows (in full amount):

	2018		2019
	Buy	Sell	Buy	Sell
United States dollar (“US$”) 1	14,375	14,385	13,880	13,885
Australian dollar (“AU$”) 1	10,157	10,167	9,724	9,729
Euro ("EUR") 1	16,432	16,446	15,559	15,571
Japanese yen ("JPY") 1	130.56	130.70	127.76	127.82
Malaysian ringgit ("MYR") 1	3,474	3,480	3,390	3,394

The resulting foreign exchange gains or losses, realized and unrealized, are credited or charged to the consolidated statements of profit or loss and other comprehensive income of the current year, except for foreign exchange differences incurred on borrowings during the construction of qualifying assets which are capitalized to the extent that the borrowings can be attributed to the construction of those qualifying assets (Note 2l).

q.   Revenue and expense recognition

Accounting policy for revenue recognition applied from January 1, 2018

Revenue from contract with customers

IFRS 15 establishes a comprehensive framework to determine how, when and how much revenue is to be recognized. The standard provides a single, principles-based five-step model for the determination and recognition of revenue to be applied to all contracts with customers. The standard also provides specific guidance requiring certain types of costs to obtain and/or fulfil a contract to be capitalized and amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the capitalized cost relates.

The Group adopted IFRS 15 as at January 1, 2018 using the modified retrospective method by recognizing the cumulative effect of initially applying IFRS 15 as an adjustment to the opening balance of equity at January 1, 2018.

The Group has also elected to apply the following practical expedients on the transition date:

i.    Completed contracts - the Group applied IFRS 15 only to customer contracts that had not been completed on January 1, 2018; and

ii.   Contract modifications - instead of applying a retrospective approach to quantify the cumulative effects of contract modifications from the time each modification was made; the Group aggregated the effects of all contract modifications that occurred before January 1, 2018 in order to:

(a)identify satisfied and unsatisfied performance obligations;

(b)determine the transaction price of the latest modified contract; and

(c)allocate the transaction price to the satisfied and unsatisfied performance obligations as of January 1, 2018.

Moreover, the Group also elected to apply practical expedient to not account for the effect of financing component when the period between the payment for a promised good or service and the transfer for such good or service to the customer is less than one year, in adopting IFRS 15.

Below is the summary of the Group’s revenue recognition accounting policy for each revenue stream:

i.     Mobile

Revenue from mobile primarily comprises of revenue from cellular service which among others: telephone service, interconnection service, internet and data service and Short Messaging Services (“SMS”) service. Those services are offered on postpaid or prepaid basis, which for prepaid, the sales of starter packs (also known as SIM cards and start-up load vouchers) and pulse reload vouchers are recognized initially as contract liabilities. The Group recognize contract assets for provision of service from postpaid customers not yet billed.

All mobile services revenues are recognized based on output method, either per actual usage or allowance unit used (if services sold in plan basis), because the customer simultaneously receives and consumes the benefits provided by the Group.

For services sold in bundled plan, total consideration is allocated to performance obligations based on stand-alone selling price for each of product and/or service. The Group estimated the stand-alone selling price using the price enacted if the services are sold on a stand-alone basis. Most bundled plans sold by the Group only include services which are generally satisfied over the same period of time. Therefore the revenue recognition pattern is generally not impacted by the allocation.

As part of its marketing programme, the Group had a customer loyalty programme named “Telkomsel Poin”, which allows customers to accumulate points for every certain multiple of the telecommunication service usage. The points can be redeemed in the future for free or discounted products or services, provided that other qualifying conditions are achieved.

The consideration that is received is allocated between the telecommunication services and the points issued, with the consideration allocated to points that are equal to its fair value. The fair value of the points is determined according to historical information relating to the redemption rate of award points. The fair value of the points that are issued is deferred and recognized as revenue when the points are redeemed or have expired.

ii.    Consumer

Revenue from Consumer primarily comprises of revenue from fixed telephone and Indihome services. Revenues from fixed telephone service are derived from customer who subscribes to fixed telephone service only. While revenues from Indihome service are derived from customer who subscribes to internet service or to more than one retail products. Those services are offered on postpaid basis which is billed in the following month. The contracts are offered as month to month contract.

All consumer services are recognized using the output method based on the customer's actual usage or time elapsed if the service sold as plan basis as the customer simultaneously receives and consumes the benefits provided by the Group.

The Group has a bundled services plan named “Indihome”. Under this bundled plan, the customer is allowed to subscribe to a combination of Consumer’s service (i.e. telephone, internet and data and paid TV). Prior to 2018, the Group allocates the total contract price to the distinct performance obligations based on the stand-alone selling price of each performance obligation. The Group estimates the stand-alone selling price using the price enacted if the services are sold on a stand-alone basis. Starting from 2019, this bundled service is presented under single line item “Indihome” in note to financial statements (Note 25) in order to be more appropriate and representative of services delivered to customers.

Customers may be required to pay an upfront fee at the commencement of the contract. The upfront fee is considered to be a material right because the customer is not required to pay an upfront fee when the customer renews the service beyond the original contract period. The Group values the renewal option in the amount of the consideration received from the upfront fee for the installation service. The Group defers the amount of renewal option and recognizes it as revenue on a straight-line basis over the expected term of the customer relationships. The Group estimates the expected customer life based on the historical information and customer trends and updates the evaluation on an annual basis.

iii.   Enterprise

Revenue from Enterprise primarily comprises of revenue from providing telephone service, data and internet service, information technologies service, and other services (e.g. sales of peripherals, manage service, call center service, e-health, e-payment, and others.). Some of the contracts with enterprise customers are bespoke in nature.

Revenues from enterprise are recognized overtime using output method based on actual usage or time elapsed if the provision of service does not depend on usage (i.e. minute of voice, kilobyte of data, etc.), except for sales of goods which are recognized as a point in time, because the customer simultaneously receives and consumes the benefits provided by the Group. Revenues for performance obligations that are satisfied at a point in time is recognized when control of goods is transferred to the customer, typically when the customer has physical possession of the goods.

Some of the arrangements in enterprise are offered as bundled arrangements. For bundled arrangements, the product and/or service in the contract is accounted for as an individual performance obligation when it is separately identifiable from other promises in the contract and the customer can benefit from the product/service on its own. The total consideration is allocated to each distinct performance obligation that has been included in the contract, based on its stand-alone selling price. The stand-alone selling price is determined according to the observable prices at which individual product and/or service are sold separately, adjusted for market conditions and normal discounts as appropriate. Alternatively, when the observable prices are not available, the expected cost plus margin approach is used to determine the stand-alone selling prices.

Certain contracts with enterprise customers may give rise to variable consideration as the contract price depends on a future event (e.g. usage based contract or revenue-share based contract). In estimating the variable consideration, the Group is required to use either the expected value method or the most likely amount method based on the method that better predicts the amount of consideration to which it will be entitled. The Group determines that the most expected value method is the appropriate method to use in estimating the variable consideration for a single contract with a large number of possible outcomes.

Before including any amount of variable consideration in the transaction price, the Group considers whether the amount of variable consideration is constrained. The Group determines the variable consideration is not constrained based on its historical experience, business forecast and the current economic conditions and only includes variable consideration to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

When another party is involved in providing products and/or services to a customer, the Group is the principal if it controls the specified products and/or services before those products and/or services are transferred to the customer. Revenues are recorded on the net amount that has been retained (the amount paid by the customer less the amount paid to the suppliers), when, in substance, the Group has acted as agent and earned commission from the suppliers of the products and/or services sold.

iv.  Wholesale and International Business (“WIB”)

Revenue from WIB is mainly comprised of interconnections service for interconnection of other telecommunications carriers’ subscriber calls to the Group’s subscribers (incoming) and calls between other telecommunications carriers subscribers through the Group’s network (transit) and network service with other telecommunications carriers. All of these services are recognized based on output method using the basis of the actual recorded traffic for the month.

Incremental cost of obtaining/fulfilling contract with customers

The incremental costs of obtaining/fulfiling contracts with customers, which principally is comprised of sales commissions and contract fulfilment costs, are initially recognized on the statement of financial position. These costs are subsequently amortized on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services. Costs that do not qualify as costs of obtaining/fulfilling contract with customers are expensed as incurred or in accordance with other relevant standards.

Revenue from other sources

Revenue from other sources’ comprise of revenue from telecommunication tower leases and other rental. Rental income is recognized on a straight-line basis over the lease term and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Accounting policy  for revenue recognition applied until December 31, 2017

i.    Cellular and fixed wireless telephone revenues

Revenues from postpaid service, which consist of usage and monthly charges, are recognized as follows:

(a)	Airtime and charges for value added services are recognized based on usage by subscribers; and
(b)	Monthly subscription charges are recognized as revenues when incurred by subscribers.

Revenues from prepaid service, which consist of the sale of starter packs (also known as SIM cards and start-up load vouchers) and pulse reload vouchers, are recognized initially as unearned income and recognized as revenue based on total of successful calls made and the value added services used by the subscribers or the expiration of the unused stored value of the voucher.

ii.    Fixed line telephone revenues

Revenues from usage charges are recognized as customers incur the charges. Monthly subscription charges are recognized as revenues when incurred by subscribers.

Revenues from fixed line installations are deferred and recognized as revenue on the straight-line basis over the expected term of the customer relationships. The Group estimates the expected customer life based on the historical information and customer trends and updates the evaluation on an annual basis.

iii.   Interconnection revenues

Revenues from network interconnection with other domestic and international telecommunications carriers are recognized monthly on the basis of the actual recorded traffic for the month. Interconnection revenues consist of revenues derived from other operators’ subscriber calls to the Group’s subscribers (incoming) and calls between subscribers of other operators through the Group’s network (transit).

iv.   Data, internet, and information technology service revenues

Revenues from data communication and internet are recognized based on service activity and performance which are measured by the duration of internet usage or based on the fixed amount of charges depending on the arrangements with customers.

Revenues from sales, installation and implementation of computer software and hardware, computer data network installation service and installation are recognized when the goods are delivered to customers or the installation takes place.

Revenue from computer software development service is recognized using the percentage-of-completion method.

v.    Network revenues

Revenues from network consist of revenues from leased lines and satellite transponder leases which are recognized over the period in which the services are rendered.

vi.   Other revenues

Revenues from sales of peripherals or other telecommunications equipments are recognized when delivered to customers.

Revenues from telecommunication tower leases are recognized on straight-line basis over the lease period in accordance with the agreement with the customers.

Revenues from other services are recognized when services are rendered to customers.

vii.  Multiple-element arrangements

Where two or more revenue-generating activities or deliverables are sold under a single arrangement, each deliverable that is considered to be a separate unit of accounting is accounted for separately. The total revenue is allocated to each separately identifiable component based on the relative fair value of each component and the appropriate revenue recognition criteria are applied to each component as described above.

viii. Agency relationship

Revenues from an agency relationship are recorded based on the gross amount billed to the customers when the Group acts as principal in the sale of goods and services. Revenues are recorded based on the net amount retained (the amount paid by the customer less amount paid to the suppliers) when, in substance, the Group has acted as agent and earned commission from the suppliers of the goods and services sold.

ix.   Customer loyalty programme

The Group operates a loyalty programme, which allows customers to accumulate points for every certain multiple of the telecommunication services usage. The points can be redeemed in the future for free or discounted products or services, provided other qualifying conditions are achieved.

Consideration received is allocated between the telecommunication services and the points issued, with the consideration allocated to the points equal to their fair value. Fair value of the points is determined based on historical information about redemption rate of award points. Fair value of the points issued is deferred and recognized as revenue when the points are redeemed or expired.

x.    Expense

Expenses are recognized as they are incurred.

r.    Employee benefits

i.    Short-term employee benefits

All short-term employee benefits which consist of salaries and related benefits, vacation pay, incentives and other short-term benefits are recognized as expense on undiscounted basis when employees have rendered service to the Group.

ii.   Post-employment benefit plans and other long-term employee benefits

Post-employment benefit plans consist of funded and unfunded defined benefit pension plans, defined contribution pension plan, other post-employment benefits, post-employment health care benefit plan, defined contribution health care benefit plan and obligations under the Labor Law.

Other long-term employee benefits consist of Long Service Awards (“LSA”), Long Service Leave (“LSL”), and pre-retirement benefits.

The cost of providing benefits under post-employment benefit plans and other long-term employee benefits calculation is performed by an independent actuary using the projected unit credit method.

The net obligations in respect of the defined pension benefit plans and post-retirement health care benefit plan are calculated at the present value of estimated future benefits that the employees have earned in return for their service in the current and prior periods less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of Government bonds that are denominated in the currencies in which the benefits will be paid and that have terms to maturity approximating the terms of the related retirement benefit obligation. Government bonds are used as there are no deep markets for high quality corporate bonds.

Plan assets are assets owned by defined benefit pension plan and post-retirement health care benefits plan as well as qualifying insurance policy. The assets are measured at fair value as of reporting dates. The fair value of qualifying insurance policy is deemed to be the present value of the related obligations (subject to any reduction required if the amounts receivable under the insurance policies are not recoverable in full).

Remeasurement, comprising of actuarial gains and losses, the effect of the asset ceiling (excluding amounts included in net interest on the net defined benefit liability (asset)) and the return on plan assets (excluding amounts included in net interest on the net defined benefit liability (asset) are recognized immediately in the consolidated statements of financial position with a corresponding debit or credit to retained earnings through OCI in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

Past service costs are recognized immediately in profit or loss on the earlier of:

(a)the date of plan amendment or curtailment; and

(b)the date that the Group recognized restructuring-related costs.

Net interest is calculated by applying the discount rate to the net defined benefit liabilities or assets.

Gains or losses on curtailment are recognized when there is a commitment to make a material reduction in the number of employees covered by a plan or when there is an amendment of defined benefit plan terms such as that a material element of future services to be provided by current employees will no longer qualify for benefits, or will qualify only for reduced benefits.

Gains or losses on settlement are recognized when there is a transaction that eliminates all further legal or constructive obligation for part or all of the benefits provided under a defined benefit plan (other than the payment of benefit in accordance with the program and included in the actuarial assumptions).

For defined contribution plans, the regular contributions constitute net periodic costs for the period in which they are due and, as such, are included in “Personnel Expenses” as they become payable.

iii.   Share-based payments

The Company operates an equity-settled, share-based compensation plan. The fair value of the employees’ services rendered which are compensated with the Company’s shares is recognized as an expense in the consolidated statements of profit or loss and other comprehensive income and credited to additional paid-in capital at the grant date.

iv.   Early retirement benefits

Early retirement benefits are accrued at the time the Group makes a commitment to provide early retirement benefits as a result of an offer made in order to encourage voluntary redundancy. A commitment to a termination arises when, and only when a detailed formal plan for the early retirement cannot be withdrawn.

s.   Taxes

Income tax

Current and deferred income taxes are recognized as income or expense and included in the consolidated statements of profit or loss and other comprehensive income, except to the extent that the income tax arises from a transaction or event which is recognized directly in equity, in which case, the income tax is recognized directly in equity.

Current income tax assets and liabilities are measured at the amounts expected to be recovered or paid by using the tax rates and tax laws that have been enacted or substantively enacted at each reporting date. Management periodically evaluates positions taken in Annual Tax Returns ("Surat Pemberitahuan Tahunan"/ "SPT Tahunan") with respect to situations in which applicable tax regulation is subject to interpretation. Where appropriate, management establishes provisions based on the amounts expected to be paid to the Tax Authorities.

Tax assessments

Amendment to taxation obligation is recorded when an assessment letter ("Surat Ketetapan Pajak" or "SKP") is received or, if appealed against, when the results of the appeal have been determined. The additional taxes and penalty imposed through SKP are recognized as revenue or expense in the current year profit or loss, unless objection/appeal is taken. The additional taxes and penalty imposed through SKP are deferred as long as they meet the asset recognition criteria. The changes due to an error will be accounted in accordance with IAS 8: Accounting Policies, Changes in Accounting Estimates and Error.

Deferred tax

The Group recognizes deferred tax assets and liabilities for temporary differences between the financial and tax bases of assets and liabilities at each reporting date. The Group also recognizes deferred tax assets resulting from the recognition of future tax benefits, such as the benefit of tax losses carried forward to the extent their future realization is probable. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates and tax laws at each reporting date which are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced if there is no longer probable that sufficient taxable profit will be available to compensate part or all of the benefits of deferred tax assets. Unrecognized deferred tax assets are re-assessed at each reporting date and recognized if it is probable that future taxable profits will be available for recovery. Tax deductions arising from the reversal of deferred tax assets are excluded from estimates of future taxable income.

Deferred tax transactions which are recognized outside profit or loss are recognized outside profit or loss. Therefore, deferred taxes on these transactions are recognized either in other comprehensive income or recognized directly in equity.

Deferred tax assets and liabilities are offset in the consolidated statements of financial position, if and only if it has a legally enforceable right to set off current tax assets and liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same Tax Authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be recovered or settled.

Value added tax ("VAT")

Revenues, expenses and assets are recognized net of the VAT amount except:

i.VAT arising from the purchase of assets or services that cannot be credited by the Tax Office, which VAT is recognized as part of the acquisition cost of the asset or as part of the applied expenses; and

ii.Receivables and payables are presented including the amount of VAT.

Uncertainty over income tax treatments

In accordance with IFRIC 23: Uncertainty Over Income Tax Treatments which is effective on January 1, 2019, stated that the recognition and measurement of tax assets and liabilities that contain uncertainty over income tax are determined by considering whether to be treated separately or together, the assumptions used in the examination of tax treatments by the Tax Authorities, consideration the probability that the Tax Authorities will accept uncertain tax treatment and re-consideration or estimation if there is a change in facts and circumstances.

If the acceptation of tax treatment is probable, the measurement is in line with income tax fillings. If the acceptation of tax treatment is not probable, the Group uses tax amounts using the method that provides the better predict of resolution (i.e. most likely amount or expected value).

Accordingly, management believes that the interpretation did not have a significant impact on the consolidated financial statements.

Final tax

Indonesian tax regulations impose final tax on several types of transactions based on the gross value of the transaction. Therefore, final tax which is charged based on such transaction remains subject to tax even though the taxpayer incurred a loss on the transaction.

Final tax on construction services and leases are presented as part of “Other Income (Expenses) - net”.

t.    Financial instruments

Accounting policy for financial instruments applied from January 1, 2018

The Group classifies financial instruments into financial assets and financial liabilities. A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. The group adopted IFRS 9 as at January 1, 2018

i.    Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, and subsequently measured at amortized cost, fair value through OCI (“FVTOCI”), and fair value through profit or loss (“FVTPL”).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or FVTOCI, it needs to give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding. This assessment is referred to as the solely payments of principal and interest test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

(a)	Financial assets at amortized cost (debt instruments)

This category is the most relevant to the Group. The Group measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired. The Group’s financial assets at amortized cost consist of cash and cash equivalents, trade and other receivables, contract assets, other current financial assets, and other non-current assets.

(b)	Financial assets at FVTOCI with recycling of cumulative gains and losses (debt instruments)

The Group measures debt instruments at FVTOCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling; and
•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For debt instruments at FVTOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.

The Group have no debt instruments classified at FVTOCI with recycling of cumulative gains and losses as of December 31, 2019.

(c)	Financial assets designated at FVTOCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at FVTOCI when they meet the definition of equity under IAS 32, Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis. Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVTOCI are not subject to impairment assessment. There is no equity investments classified under this category as of December 31, 2018 and 2019.

(d)	Financial assets at FVTPL

Financial assets at FVTPL include financial assets held for trading, financial assets designated upon initial recognition at FVTPL, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at FVTPL, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at FVTOCI, as described above, debt instruments may be designated at FVTPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at FVTPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss. The Group’s financial assets at FVTPL consists of equity investments, other long-term investments, mutual funds, and convertible bonds.

Expected credit losses (“ECL”)

The Group recognizes an allowance for ECL for all debt instruments not held at FVTPL. ECL are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECL are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECL are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECL. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECL at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For debt instruments at FVTOCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the external credit rating of the debt instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

The Group’s debt instruments at FVTOCI comprise solely of quoted bonds that are graded in the top investment category (Very Good and Good) by the Good Credit Rating Agency and, therefore, are considered to be low credit risk investments. It is the Group’s policy to measure ECL on such instruments on a 12-month basis. However, when there has been a significant increase in credit risk since origination, the allowance will be based on the lifetime ECL. The Group uses the ratings from the Good Credit Rating Agency both to determine whether the debt instrument has significantly increased in credit risk and to estimate ECL.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. Trade receivables is written off when there is low possibility of recovering the contractual cash flow, after all collection efforts have been done and have been fully provided for allowance.

ii.    Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loan and borrowings and payables, net of directly attributable transaction costs

The Group classifies its financial liabilities as: (i)  financial liabilities at FVTPL or (ii)   financial liabilities measured at amortized cost.

The Group’s financial liabilities include trade and other payables, accrued expenses, interest-bearing loans, other borrowings and other liabilities. Interest-bearing loans consist of short-term bank loans, two-step loans, bonds and notes, long-term bank loans and obligations under finance leases.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

(a)	Financial liabilities at FVTPL

Financial liabilities at FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVTPL. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.

Financial liabilities designated upon initial recognition at FVTPL are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has not designated any financial liability as at FVTPL.

(b)	Financial liabilities measured at amortized cost

This is the category most relevant to the Group. After initial recognition, interest-bearing loans and other borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss. This category generally applies to interest-bearing loans and other borrowings. For more information, refer to Note 20 Long-Term Loans and Other Borrowings.

iii.   Offsetting financial instruments

Financial assets and liabilities are offset and the net amount is reported in the consolidated statements of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them on a net basis, or realize the assets and settle the liabilities simultaneously. The right of set-off must not be contingent on a future event and must be legally enforceable in all of the following circumstances:

(a)	the normal course of business;
(b)	the event of default; and
(c)	the event of insolvency or bankruptcy of the Group and all of the counterparties.

iv.   Derecognition of financial instruments

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or when the Group transfers substantially all the risks and rewards of ownership of the financial asset.

The Group derecognizes a financial liability when the obligation specified in the contract is discharged or cancelled or has expired.

v.    Hedge Accounting

The group does not apply hedge accounting.

Accounting policy for financial instruments applied until December 31, 2017

The Group classifies financial instruments into financial assets and financial liabilities. Financial assets and liabilities are recognized initially at fair value including transaction costs. These are subsequently measured either at fair value or amortized cost using the effective interest method in accordance with their classification.

i.    Financial assets

The Group classifies its financial assets as (i) financial assets at fair value through profit or loss, (ii) loans and receivables, (iii) held-to-maturity investments or (iv) available-for-sale financial assets. The classification depends on the purpose for which the financial assets are acquired. Management determines the classification of financial assets at initial recognition.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the assets.

The Group’s financial assets include cash and cash equivalents, other current financial assets, trade and other receivables, other non-current assets, and available-for-sale investments.

(a)  Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets classified as held for trading. A financial asset is classified as held for trading if it is acquired principally for the purpose of selling or repurchasing it in the near term and for which there is evidence of a recent actual pattern of short-term profit taking. Gains or losses arising from changes in fair value of the trading securities are presented as other income (expenses) in consolidated statements of profit or loss and other comprehensive income in the period in which they arise.

(b)  Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

Loans and receivables consist of, among other assets, cash and cash equivalents, other current financial assets, trade and other receivables, and other non-current assets (long-term trade receivables and restricted cash).

These are initially recognized at fair value including transaction costs and subsequently measured at amortized cost, using the effective interest method.

(c)  Held-to-maturity investments

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturities on which management has the positive intention and ability to hold to maturity, other than:

•	those that the Group, upon initial recognition, designates as at fair value through profit or loss;
•	those that the Group designates as available-for-sale; and
•	those that meet the definition of loans and receivables.

(d)  Available-for-sale financial assets

Available-for-sale investments are non-derivative financial assets that are intended to be held for indefinite periods of time, which may be sold in response to needs for liquidity or changes in interest rates, exchange rates or that are not classified as loans and receivables, held-to-maturity investments or financial assets at fair value through profit or loss. Available-for-sale investments primarily consist of mutual funds, corporate and government bonds and capital stock,  which are recorded as part of “Other Current Financial Assets” and “Long-term Investments” in the consolidated statements of financial position.

Available-for-sale investments are stated at fair value. Unrealized holding gains or losses on available-for-sale investments are excluded from income of the current period and are reported as a separate component in the equity section of the consolidated statements of financial position until realized. Realized gains or losses from the sale of available-for-sale investments are recognized in the consolidated statements of profit or loss and other comprehensive income, and are determined on the specific identification basis.

Impairment of financial assets

The Group assesses the impairment of financial assets if there is objective evidence that a loss event has a negative impact on the estimated future cash flows of the financial assets. Impairment is recognized when the loss can be reliably estimated. Losses expected as a result of future events, no matter how likely, are not recognized.

For financial assets carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in the collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in profit or loss.

For available-for-sale financial assets, the Group assesses at each reporting date whether there is objective evidence that an investment or a group of investments is impaired. When a decline in the fair value of an available-for-sale financial asset has been recognized in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income is recognized in profit or loss as an impairment loss. The amount of the cumulative loss is the difference between the acquisition cost (net of any principal repayment and amortization) and current fair value, less any impairment loss on that financial asset previously recognized.

ii.Financial liabilities

The Group classifies its financial liabilities as (i) financial liabilities at fair value through profit or loss or (ii) financial liabilities measured at amortized cost.

The Group’s financial liabilities include trade and other payables, accrued expenses,

interest-bearing loans, other borrowings and other liabilities. Interest-bearing loans consist of short-term bank loans, two-step loans, bonds and notes, long-term bank loans and obligations under finance leases.

(a)  Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss are financial liabilities classified as held for trading. A financial liability is classified as held for trading if it is incurred principally for the purpose of selling or repurchasing it in the near term and for which there is evidence of a recent actual pattern of short-term profit taking.

(b)  Financial liabilities measured at amortized cost

Financial liabilities that are not classified as liabilities at fair value through profit or loss fall into this category and are measured at amortized cost. Financial liabilities measured at amortized cost are trade and other payables, accrued expenses, interest-bearing loans, other borrowings and other liabilities. Interest-bearing loans consist of short-term bank loans, two-step loans, bonds and notes, long-term bank loans and obligations under finance leases.

iii.Offsetting financial instruments

Financial assets and liabilities are offset and the net amount is reported in the consolidated statements of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them on a net basis, or realize the assets and settle the liabilities simultaneously. The right of set-off must not be contingent on a future event and must be legally enforceable in all of the following circumstances:

(a)  the normal course of business;

(b)  the event of default; and

(c)  the event of insolvency or bankruptcy of the Group and all of the counterparties.

iv.   Fair value of financial instruments

Fair value is the amount for which an asset could be exchanged, or liability settled, in an arm’s length transaction.

The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices, without any deduction for transaction costs.

For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s length market transactions, reference to the current fair value of another instrument that is substantially the same, a discounted cash flow analysis or other valuation models.

An analysis of fair values of financial instruments and further details as to how they are measured are provided in Note 35.

v.   Derecognition of financial instrument

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or when the Group transfers substantially all the risks and rewards of ownership of the financial asset.

The Group derecognizes a financial liability when the obligation specified in the contract is discharged or cancelled or has expired.

u.   Treasury stock

Reacquired Company shares of stock are accounted for at their reacquisition cost and classified as “Treasury Stock” and presented as a deduction in equity. The cost of treasury stock sold/transferred is accounted for using the weighted average method. The portion of treasury stock transferred for employee stock ownership program is accounted for at its fair value at grant date. The difference between the cost and the proceeds from the sale/transfer of treasury stock is credited to “Additional Paid-in Capital”.

v.   Dividends

Dividend for distribution to the stockholders is recognized as a liability in the consolidated financial statements in the year in which the dividend is approved by the stockholders. The interim dividend is recognized as a liability based on the Board of Directors’ decision supported by the approval from the Board of Commissioners.

w.  Basic and diluted earnings per share and earnings per ADS

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company by the weighted average number of shares outstanding during the year. Income per ADS is computed by multiplying the basic earnings per share by 100, the number of shares represented by each ADS.

The Company does not have potentially dilutive financial instruments.

x.   Segment information

The Group’s segment information is presented based upon identified operating segments. An operating segment is a component of an entity:

i.	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity);
ii.

whose operating results are regularly reviewed by the Group’s Chief Operating Decision Maker ("CODM") i.e., the Directors, to make decisions about resources to be allocated to the segment and assess its performance; and

iii.	for which discrete financial information is available.

y.   Provisions

Provisions are recognized when the Group has present obligations (legal or constructive) arising from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations and the amount can be measured reliably.

Provisions for onerous contracts are recognized when the contract becomes onerous for the lower of the cost of fulfilling the contract and any compensation or penalties arising from failure to fulfill the contract.

z.   Impairment of non-financial assets

At the end of each reporting period, the Group assesses whether there is an indication that an asset may be impaired. If such indication exists, the recoverable amount is estimated for the individual asset. If it is not possible to estimate the recoverable amount of the individual asset, the Group determines the recoverable amount of the Cash-Generating Unit (“CGU”) to which the asset belongs (“the asset’s CGU”).

The recoverable amount of an asset (either individual asset or CGU) is the higher of the asset’s fair value less costs to sell and its value in use (“VIU”). Where the carrying amount of the asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing the value in use, the estimated net future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, the Group uses an appropriate valuation model to determine the fair value of the asset. These calculations are corroborated by valuation multiples or other available fair value indicators.

Impairment losses of continuing operations are recognized in profit or loss as part of “Depreciation and Amortization” in the consolidated statements of profit or loss and other comprehensive income.

At the end of each reporting period, the Group assesses whether there is any indication that previously recognized impairment losses for an asset, other than goodwill, may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss for an asset, other than goodwill, is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited such that the carrying amount of the asset does not exceed its recoverable amount, nor exceeds the carrying amount that would have been determined, net of depreciation, had no impairment been recognized for the asset in prior periods. Reversal of an impairment loss is recognized in profit or loss.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment loss relating to goodwill cannot be reversed in future periods.

aa.  Changes in accounting policy and disclosures

The Group has applied IFRS 16 modified retrospective approach on the required effective date, January 1, 2019. The 2019 opening balances have been adjusted, but the previous periods have not been restated. Some of the key changes that impacted the Group include the following:

i.    ROU assets and lease liabilities

Adoption of IFRS 16 resulted in the Group’s future minimum lease payments under non- cancellable operating leases to be recognized as lease liabilities with corresponding ROU assets.

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 8.95%.

ii.   Sublease

the Group has reclassified certain of its sublease agreements as finance leases. The portion of the ROU assets subject to sublease is de-recognized and a sublease receivable is recognized in the consolidated statements of financial position when the sublease commences.

The impact of the changes to the current year financial statements is as follow:

	IFRS 16	IAS 17	Increase (decrease)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
ASSETS
Other current assets (Note 9)	5,502	8,114	(2,612)
Property and equipment (Note 12)	153,174	156,603	(3,429)
Right-of-use assets (Note 13)	20,893	—	20,893
Deferred tax assets - net (Note 29i)	2,779	2,663	116
Other non-current assets (Note 14)	7,683	9,106	(1,423)
Total Assets	190,031	176,486	13,545

LIABILITIES
Accrued expenses (Note 17)	12,761	13,723	(962)
Short-term bank loans and current maturities of long-term borrowings (Note 19)	22,114	18,215	3,899
Deferred tax liabilities - net (Note 29i)	1,204	1,155	49
Long-term loans and other borrowings (Note 20)	44,843	33,865	10,978
Total Liabilities	80,922	66,958	13,964

CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Operation, maintenance, and telecommunication services expenses (Note 25)	(37,453)	(42,246)	4,793
Depreciation and amortization	(27,204)	(23,211)	(3,993)
Finance costs	(5,452)	(4,268)	(1,184)
Net impact on profit for the year	(70,109)	(69,725)	(384)
Income tax (expense) benefit (Note 29e)	(10,439)	(10,506)	67
Net impact on profit for the year - net of tax	(80,548)	(80,231)	(317)
Profit for the year attributable to:
Owners of the parent company	19,068	19,285	(217)
Non-controlling interests	8,792	8,892	(100)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(In billions)
Net cash flows from operating activities
Operating lease payments	5,359

Net cash flows from financing activities
Payment of principal portion of lease liabilities	4,735

ab.  Current and non-current classifications

The Group presents assets and liabilities in the statement of financial position based on current/non- current classification. An asset is presented current when it is:

i.expected to be realized or intended to be sold or consumed in the normal operating cycle;

ii.held primarily for the purpose of trading;

iii.expected to be realized within twelve months after the reporting period; or

iv.	cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

Asset which do not meet above criteria, classified as non-current assets.

A liability is current when:

i.     it is expected to be settled in the normal operating cycle;

ii.    it is held primarily in the proposed of trading;

iii.   it is due to be settled within twelve months after reporting period;

iv.   there is no unconditional right after deferred the settlement of the liability for at least twelve months after the reporting period.

The terms of liability that could, at the option of counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

Liabilities which do not meet above criteria, classified as long term liabilities.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

ac.  Critical accounting considerations, estimates and assumptions

The preparation of the Group's consolidated financial statements requires management to make decisions, estimates and assumptions that affect the amount of revenue, expenses, assets and liabilities reported, and the accompanying disclosures, and disclosures of contingent liabilities, at the end of the reporting period.

Uncertainty about these assumptions and estimates can produce results that require a material adjustment to the carrying amounts of assets and liabilities affected in the coming periods.

i.    Consideration

The following considerations were made by management in applying the Group's accounting policies that have the most significant influence on the amounts recognized in the consolidated financial statements:

Income taxes

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the year in which such determination is made. Details of the nature and carrying amounts of income tax are disclosed in Note 29.

ii.    Estimates and assumptions

Estimates and assumption are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)  Retirement benefits

The present value of the retirement benefit obligations depends on a number of factors that are determined on an actuarial basis using a number of assumptions. The assumptions used in determining the net cost (income) for pensions include the discount rate and return on investment (ROI). Any changes in these assumptions will impact the carrying amount of the retirement benefit obligations.

The Group determines the appropriate discount rate at the end of each reporting period. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the obligations. In determining the appropriate discount rate, the Group considers the interest rates of Government bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related retirement benefit obligations.

If there is an improvement in the ratings of such Government bonds or a decrease in interest rates as a result of improving economic conditions, there could be a material impact on the discount rate used in determining the post-employment benefit obligations.

Other key assumptions for retirement benefit obligations are based in part on current market conditions. Additional information is disclosed in Notes 30 and 31.

(b)  Useful lives of property and equipment

The Group estimates the useful lives of its property and equipment based on expected asset utilization, considering strategic business plans, expected future technological developments, and market behavior. The estimates of useful lives of property and equipment are based on the Group’s collective assessment of industry practice, internal technical evaluation, and experience with similar assets.

The Group reviews its estimates of useful lives at least each financial year-end and such estimates are updated if expectations differ from previous estimates due to changes in expectation of physical wear and tear, technical or commercial obsolescence, and legal or other limitations on the continuing use of the assets. The amounts of recorded expenses for any year will be affected by changes in these factors and circumstances. A change in the estimated useful lives of the property and equipment is a change in accounting estimates and is applied prospectively in profit or loss in the period of the change and future periods.

Details of the nature and carrying amounts of property and equipment are disclosed in Note 12.

(c)  Determining the lease term of contracts with renewal and termination options - Group as lessee

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has several lease contracts that include extension and termination options. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate.

(d)  Credit loss provision for financial assets

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a credit provision methodology that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors, and the economic environment.

For term deposits and debt instruments at fair value through OCI, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the deposits or debt instrument are considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the internal credit rating of the instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

The Group assesses whether there is objective evidence that other receivables or other financial assets have been impaired at the end of each reporting period. Provision for impairment of receivables is calculated based on a review of the current status of existing receivables and historical collection experience. Such provisions are adjusted periodically to reflect the actual and anticipated experience. Details of the nature and carrying amounts of provision for impairment of other receivables are disclosed in Note 6.

(e)  Revenue

(i)   Critical judgements in determining the performance obligation, timing of revenue recognition and revenue classification

The Group provides information technology services that are bespoke in nature. Bespoke products consist of various goods and/or services bundled together in order to provide integrated solution services to customers. In addition to the bespoke service, Group also provide multiple standard product as bundling product in contract with customer. Significant judgment is required in determining the number and nature of performance obligations promised to customers in those contracts. The number and nature of performance obligations will determine the timing of revenue recognition for such contract.

The Group reviews the determination of  performance obligations on a contract-by-contract basis. When a contract consisting of several goods and/or service is assessed to have one performance obligations, the Group applies a single method of measuring progress for the performance obligation based on the measurement method that best depicts the economics of the contract, which in most cases is over time.

The Group also presents the revenue classification using consistent approach. When a contract consisting of several goods and/or service is assessed to have one performance obligations, the Group presents that performance obligations in one financial statement line items which best represent the main service of the Group, which in most cases is the internet, data communication and information technology services.

(ii)  Critical judgements in determining the stand-alone selling price

The Group provides wide array of products related to telecommunication and technology. To determine the stand-alone selling price for goods and/or services that do not have any readily available observable price, the Group uses the expected cost-plus margin approach.

Significant judgment is required in determining the margin for each contract that contains goods and/or services with an unobservable price. The Group currently determines the appropriate margin based  on historical achievement and information from an independent party.

(f)   Test for impairment of non-current assets and goodwill

The application of the acquisition method in a business combination requires the use of accounting estimates in allocating the purchase price to the fair market value of the assets and liabilities acquired, including intangible assets. Certain business acquisitions by the Group resulted goodwill, which is not amortized but is tested for impairment annually and every indication of impairment exists.

The calculation of future cash flows in determining the fair value of fixed assets and other non-current assets of entities acquired at the acquisition date with significant estimates. Although management believes that the assumptions used are appropriate, significant changes to those assumptions can materially affect the evaluation of recoverable amounts and may result in impairment according to IAS 36: Impairment of Assets.

(g)  Acquisition

The Group evaluates each acquisition transaction to determine whether it will be treated as an asset or business combination. For transactions that are treated as an asset acquisition, the purchase price is allocated to the assets obtained, without the recognition of goodwill. For acquisitions that meet the business combination definition, the Group applies the accounting acquisition method for assets acquired and liabilities assumed are recorded at fair value at the acquisition date, and the results of operations are included with the Group's results from the date of each acquisition.

Any excess from the purchase price paid for the amount recognized for assets acquired and liabilities incurred is recorded as goodwill. The Group continues to evaluate acquisitions that are counted as a business combination for a period not exceeding one year after the applicable acquisition date of each transaction to determine whether additional adjustments are needed to allocate the purchase price paid for the assets acquired and liabilities assumed. The fair value of assets acquired and liabilities incurred are usually determined using either an estimated replacement cost or a discounted cash flow valuation method. When determining the fair value of tangible assets acquired, the Group estimates the cost of replacing assets with new assets by considering factors such as the age, condition, and economic useful lives of the assets. When determining the fair value of the intangible assets obtained, the Group estimates the applicable discount rate and the time and amount of future cash flows, including the rates and terms for the extension and reduction.